INCOME TAXES - Income Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of the period	$ 15,451	$ 14,528	$ 12,766
Additions based on tax positions related to the current year	2,781	1,455	1,399
Additions for tax positions of prior years	238	235	870
Expiration of applicable statutes of limitations	(410)	(767)	(507)
Balance at end of the period	$ 18,060	$ 15,451	$ 14,528